Operating leases	12 Months Ended
Dec. 31, 2020
Operating leases [Abstract]
Operating leases
(17)	Operating leases

The Company adopted Topic 842 “Leases” effective January 1, 2019 and has applied the guidance to all operating leases within the scope of Topic 842 at that date.  The company elected to adopt practical expedients, which among other things, does not require reassessment of lease classification.

The Company has committed to rent premises used in business operations under non-cancelable operating leases and determines if an arrangement meets the definition of a lease upon inception.  Operating leases are included in operating lease right-of-use (“ROU”) assets and operating lease liabilities on the Company’s balance sheets.

Operating lease ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease.  Operating lease ROU assets and lease liabilities are recognized at the commencement date based on the present value of lease payments over the lease term.  The Company’s leases do not provide an implicit rate, therefore the Company used its incremental collateralized borrowing rates commensurate with the underlying lease terms to determine present value of operating lease liabilities.  Additionally, the Company does allocate the consideration between lease and non-lease components.  The Company’s lease terms may include options to extend when it is reasonably certain that the Company will exercise that option.  Lease expense for lease payments is recognized on a straight-line basis over the lease term.  Variable lease components, such as fair market value adjustments, are expensed as incurred and not included in ROU assets and operating lease liabilities.  Leases with an initial term of 12 months or less are not recorded on the balance sheet; we recognize lease expense for these leases on a straight-line basis over the lease term. As of  December 31, 2020 the Company did not have any leases with terms of twelve months or less.

As of December 31, 2020 the Company has one lease that the construction has not started yet.  At December 31, 2020 lease expiration dates ranged from eight months to 23.8 years and have a weighted average remaining lease term of 9.0 years.  Certain leases provide for increases in future minimum annual rental payments as defined in the lease agreements.  As mentioned above the leases generally also include variable lease components which include real estate taxes, insurance, and common area maintenance (“CAM”) charges in the annual rental payments.

Other information related to leases was as follows:

(dollars in thousands)	2020	2019	2018
Operating lease cost	$8,044	7,808	7,988
Variable lease cost	2,029	1,968	2,000
Total Lease costs	$10,073	$9,776	$9,988

Supplemental cash flows information:
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$8,042	7,839

Right-of-use assets obtained in exchange for lease obligations:	$2,548	57,464

Weighted average remaining lease term (years)	9.0	9.4
Weighted average discount rate	3.2%	3.3%

Future minimum lease payments under non-cancellable leases as of December 31, 2020 were as follows:

(dollars in thousands)
Year ending December 31,
2021	$8,172
2022	7,719
2023	7,413
2024	7,288
2025	6,914
Thereafter	23,620
Total lease payments	$61,126
Less: Interest	8,342
Present value of lease liabilities	$52,784

During August 2020, the Board of Directors elected a new director that owns six commercial properties in which the Company leases branches from.  Total lease payments, which is included in the table above, owed at December 31, 2020 was $4.7 million, which includes $665 thousand of interest.

Future minimum lease payments under non-cancellable leases as of December 31, 2019 were as follows:

(dollars in thousands)
Year ending December 31,
2020	$8,039
2021	8,033
2022	7,533
2023	7,227
2024	7,100
Thereafter	28,361
Total lease payments	$66,293
Less: Interest	9,740
Present value of lease liabilities	$56,553

As of December 31, 2020 and 2019, the operating lease right-of-use asset was $47.9 million and $51.5 million, respectively.